Other (expense) income - Narrative (Details) - CAD ($) $ in Millions		3 Months Ended	6 Months Ended
	Jul. 02, 2025	Jun. 30, 2024	Jun. 30, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Equity loss from investments in associates and joint ventures		$ 93	$ 93
MSLE | Disposal of major subsidiary
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale of operations	$ 4,700